TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

6.   TRADE AND OTHER RECEIVABLES

The breakdown of trade and other receivables is as follows:

	2022	2023
Trade receivables	16,202	18,173
Allowance for expected credit losses	(7,568)	(7,506)
Net	8,634	10,667
Other receivables	500	521
Allowance for expected credit losses	(239)	(240)
Net	261	281
Total trade and other receivables	8,895	10,948

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.   By debtor

(i)   Related parties

	2022	2023
State-owned enterprises	1,985	1,914
Government agencies	675	587
PT Indonusa Telemedia ("Indonusa")	385	386
Indosat	175	303
Others (each below Rp100 billion)	156	443
Total	3,376	3,633
Allowance for expected credit losses	(1,367)	(1,276)
Net	2,009	2,357

(ii)  Third parties

	2022	2023
Individual and business subscribers	11,842	12,999
Overseas international carriers	984	1,541
Total	12,826	14,540
Allowance for expected credit losses	(6,201)	(6,230)
Net	6,625	8,310

b.    By age

	2022			2023
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	6,964	399	5.7%	7,020	386	5.5%
Past due up to 3 months	1,674	349	20.8%	2,758	369	13.4%
Past due more than 3 to 6 months	664	222	33.4%	1,215	313	25.8%
Past due more than 6 months	6,900	6,598	95.6%	7,180	6,438	89.7%
Total	16,202	7,568		18,173	7,506

The Group has made allowance for expected credit losses based on the collective assessment of historical impairment rates and individual assessment of its customers’ credit history, adjusted for forward-looking factors specific from the customers and the economic environment. The Group does not apply a distinction between related party and third party receivables in assessing amounts past due. As of December 31, 2022 and 2023, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp2,069 billion and Rp4,033 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

c.    By currency

	2022	2023
Rupiah	14,714	15,646
U.S. Dollar	1,359	2,360
Singapore Dollar	89	143
Others (each below Rp100 billion)	40	24
Total	16,202	18,173
Allowance for expected credit losses	(7,568)	(7,506)
Net	8,634	10,667

d.    Movements in the allowance for expected credit losses

	2022	2023
Beginning balance	7,802	7,568
Allowance for expected credit losses	567	513
Receivables written-off	(801)	(575)
Ending balance	7,568	7,506

The receivables written-off relate to both related parties and third parties trade receivables.

Management believes that the allowance for expected credit losses of trade receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2022 and 2023, certain trade receivables of the subsidiaries amounting to Rp1,129 billion and Rp1,248 billion, respectively, have been pledged as collateral under lending agreements (Notes 19a and 20c).